SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

19.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of services such as technical services and logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit and is not provided with asset information by segment.

There were no separate segment assets and segment liabilities information provided to the Group's Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			14,591
Other income, net			283
Loss before income tax expense and gain from equity method investment			$(947)

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of convertible promissory notes			(22,791)
Loss before income tax expense			$(59,790)

	Year ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261
Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787
Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581
Loss before income tax expense			$(9,675)

	Year ended December 31,
	2017	2018	2019

Apparel	$99,160	$72,871	$78,954
Other general merchandise (1)	194,791	143,536	157,751
Total product sales revenues	$293,951	$216,407	$236,705

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Year ended December 31,
	2017		2018		2019
	Revenues	%	Revenues	%	Revenues	%

Europe	$153,697	48.1	$109,781	48.2	$87,586	36.0
North America	73,339	22.9	51,206	22.5	37,932	15.6
Other countries	92,845	29.0	66,552	29.3	118,108	48.4
Total revenues	$319,881	100.0	$227,539	100.0	$243,626	100.0

Europe’s revenues include revenues from France of $34,693,  $22,900 and $18,012 during the years ended December 31, 2017, 2018 and 2019, respectively. North America’s revenues include revenues from the United States of, $60,810,  $40,148 and $29,794 during the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2017, 2018 and 2019 substantially all of long-lived assets of the Group are located in the PRC and Singapore.